INCOME TAXES - Schedule of Net income (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net income (loss) before income taxes	$ (451,947,311)	$ 4,757,327	$ 2,942,057
Cayman Islands
INCOME TAXES
Net income (loss) before income taxes	(304,615,700)	3,832,955	4,032,849
Hong Kong
INCOME TAXES
Net income (loss) before income taxes	(79,214,144)	$ 924,372	$ (1,090,792)
USA
INCOME TAXES
Net income (loss) before income taxes	(79,534,640)
British Virgin Islands
INCOME TAXES
Net income (loss) before income taxes	11,428,934
Singapore
INCOME TAXES
Net income (loss) before income taxes	$ (11,761)